MARKET RISK BENEFITS - Schedule of Reconciliation of Market Risk Benefits (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Insurance [Abstract]
Asset	$ 1,034	$ 856
Liability	(4,227)	(3,655)
Effect of changes in the ending instrument-specific credit risk	$ (3,193)	$ (2,799)	$ (2,572)